SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING STANDARDS (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENT ON RECURRING BASIC

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2024 and 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash and money market funds held in Trust Account at December 31, 2024	$3,144,707	$3,144,707	$-	$-

Cash and money market funds held in Trust Account at December 31, 2023	$12,453,412	$12,453,412	$-	$-

SCHEDULE OF EARNINGS PER SHARE

The loss per share presented in the statement of operations is based on the following:

For the Year Ended December 31, 2024

	Common shares subject to redemption	Non-redeemable Common Shares

Basic and diluted net loss per share
Numerator:
Allocation of net loss	-	(2,231,950)
Denominator:
Weighted-average shares outstanding	753,475	2,875,000
Basic and diluted net loss per share	$-	$(0.78)

For the Year Ended December 31, 2023

	Common shares subject to redemption	Non-redeemable Common Shares

Basic and diluted net loss per share
Numerator:
Allocation of net loss	-	(1,147,608)
Denominator:
Weighted-average shares outstanding	1,535,014	2,875,000
Basic and diluted net loss per share	$-	$(0.40)